COMBINED FINANCIAL STATEMENT DETAILS - Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Accrued expenses and other current liabilities:
Accrued employee compensation and benefits	$ 105,960	$ 99,205
Accrued advertising expense	59,269	64,626
Accrued revenue share	30,574	28,284
Other	124,670	107,450
Accrued expenses and other current liabilities	$ 320,473	$ 299,565